Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the regulations of the Securities and Exchange Commission (“SEC”).

Principles of combination

Principles of combination

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. All inter-company balances and transactions are eliminated upon consolidation. The financial statements used for combination purposes have been prepared applying the Company’s accounting policies. Upon combining the financial information for the periods, intra-group income and expenses, intragroup accounts and profits and losses on transactions between the combined entities are eliminated. Comparative figures have been changed accordingly. The accounting principles set out below have been applied consistently to all periods presented in these combined financial statements.

Principles of consolidation

Principles of consolidation

Since the subsidiaries of Alpha were controlled by the different ultimate owners immediately after acquisition by Alpha and the acquisition transactions between entities are not under common control, business combination was adopted and consolidated financial statements after the acquisition were used and the consolidated financial statements include the financial statements of the Company, and its subsidiaries, TSL and NSL. All intercompany transactions and balances have been eliminated on consolidation. Reorganization structure was not applicable for the Company as the shareholders of TSL and NSL were entirely changed since October 12, 2022.

Business combinations

Business combinations

During the year ended September 30, 2022, Mr. Leung Tsz Him was the director and shareholder of TSL and Ms. Chan Shuk Wa was the director and shareholder of NSL. Since Mr. Leung Tsz Him is the spouse of Ms. Chan Shuk Wa, TSL and NSL were considered as under the common control of Mr. Leung Tsz Him and his spouse during the aforementioned periods.

Alpha acquired 100% equity interest in NSL, TSL and Alpha HK from the former shareholders. The Company accounts for such acquisition using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the acquisition date amounts of the net assets of the subsidiary acquired, the difference is recognized directly in the combined income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated income statements.

On October 12, 2022, Alpha acquired control of both TSL and NSL, and Mr. Leung Tsz Him was appointed as the CEO of Alpha.

On December 19, 2023, Alpha acquired 100% of equity interest in Alpha HK from the Fuchsia Capital Limited. Alpha HK became Alpha’s wholly owned subsidiary. Alpha HK has not commenced its operations.

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Changes in estimates are recognized in the period of change and future periods. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property and equipment, impairment of long-lived assets, allowance for credit loss, provision for contingent liabilities, revenue recognition, deferred taxes, goodwill impairment and uncertain tax position. Actual results could differ from these estimates.

Foreign currency translation and transaction and convenience translation

Foreign currency translation and transaction and convenience translation

The accompanying consolidated financial statements are presented in the Hong Kong dollar (“HK$”), which is the reporting currency of the Company. HK$ is also the functional currency.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive loss as other comprehensive income or loss. Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of income and comprehensive income (loss).

The value of foreign currencies including the US Dollar may fluctuate against the Hong Kong Dollar. Any significant variations of the foreign currencies relative to the Hong Kong Dollar may materially affect the Company’s financial condition in terms of reporting in HK$.

Convenience Translations Policy [Policy Text Block]

Convenience translation

Translations of amounts in the consolidated balance sheet, consolidated statements of income and consolidated statements of cash flows from HK$ into US$ as of and for the year ended September 30, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.7809, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Related parties

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities (ii) the Company’s management and or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Cash and cash equivalent

Cash and cash equivalent

Cash comprises of cash in banks and cash on hand. Cash held in accounts at financial institutions located in Hong Kong. The Company have not experienced any losses in such accounts and do not believe the cash is exposed to any significant risk.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable, net are stated at the original amount less an allowance for credit loss on such receivables. The allowance for credit loss is measured using the current expected credit loss methodology.

On July 1, 2022, the Company adopted Accounting Standards Update 2016-13 “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,” which replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The adoption of the credit loss accounting standard has no material impact on the Company’s consolidated financial statements.

The Company’s account receivables and other receivables included in prepaid expenses and other current assets on the consolidated balance sheets are within the scope of ASC Topic 326. The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon assessment of various factors, including historical experience, the age of the accounts receivable and other receivables balances, credit-worthiness of the customers and other debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the customers and other debtors. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are recorded in general and administrative expenses on the consolidated statements of operations and comprehensive loss.

Credit losses

On July 1, 2022, the Company adopted Accounting Standards Update 2016-13 “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,” which replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The adoption of the credit loss accounting standard has no material impact on the Company’s consolidated financial statements.

The Company’s account receivables and other receivables included in prepaid expenses and other current assets on the consolidated balance sheets are within the scope of ASC Topic 326. The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon assessment of various factors, including historical experience, the age of the accounts receivable and other receivables balances, credit-worthiness of the customers and other debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the customers and other debtors. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are recorded in general and administrative expenses on the consolidated statements of operations and comprehensive
Deferred offering costs

Deferred offering costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist of underwriting, legal, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of September 30, 2023, the Company capitalized $18,758,367 (approximately US$2,414,422) of deferred offering costs which were capitalized to shareholders’ equity as of September 30, 2024.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at historical cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets taking into consideration the assets’ estimated residual value. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use.

Estimated useful lives of computer hardware is 5 years.

Expenditure for repair and maintenance costs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred, whereas the expenditure for major renewals and betterment that substantially extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive loss.

Goodwill

Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance with ASC 350, the Company may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Company may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test.

The Company adopted ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”. After adopting this guidance, the Company performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

The Company recognized impairment loss of HK$9,951,048 (approximately US$1,278,907) for goodwill during the year ended September 30, 2025, and recorded no impairments for the years ended September 30, 2024 and 2023.

Intangible assets

Intangible assets

Intangible assets acquired in a business combination are recognised separately from goodwill and are initially recognised at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are reported at costs less accumulated amortisation and any accumulated impairment losses, being their fair value at the date of the revaluation less subsequent accumulated amortisation and any accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity method investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive income is recognized in other comprehensive income. The Company records its share of the results of the equity method investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity method investee generally represents goodwill and intangible assets acquired. When the Company’s share of losses of the equity method investee equals or exceeds its interest in the equity method investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity method investee.

Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which is as follows:

Software	10 years

The Company continually reviews its investments in equity method investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the severity and the length of time that the fair value of the investment is below its carrying value; the financial condition, the operating performance and the prospects of the equity method investee; the geographic region, market and industry in which the equity method investee operates; and other company specific information such as recent financing rounds completed by the equity method investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the investment in the equity method investee is written down to its fair value.

The Company recognized impairment loss of HK$3,581,770 (approximately US$460,328) for intangible asset during the year ended September 30, 2025, and recorded no impairments for the years ended September 30, 2024 and 2023.

Lease

Lease

The Company adopted ASU 2016-02, Leases (Topic 842), on October 1, 2020, using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the combined financial statements.

The Company lease its offices which are classified as operating leases and leases its motor vehicle which is classified as finance lease in accordance with Topic 842. At lease inception, if the lease meets any of the following five criteria, the Company will classify it as a finance lease: (i) the lease transfers ownership of the underlying asset to the Company by the end of the lease term, (ii) the lease grants the Company an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (iii) the lease term is for the major part of the remaining economic life of the underlying asset, (iv) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all (90% or more) of the fair value of the underlying asset, or (v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. Otherwise, the lease will be treated as an operating lease.

Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

Right-of-use assets for operating lease expenses are recognized in the consolidated statements of income, on a straight-line basis since the lease commencement date over the lease period and reported as “Selling, general and administrative expenses”.

Right-of-use assets for finance leases are depreciated on a straight-line basis since the lease commencement date over the lease period or the estimated useful life of the leased asset in case of transfer of ownership or purchase option that is reasonably certain to be exercised. The depreciation expense is reported as “Selling, general and administrative expenses”.

At the commencement date, the Company recognize the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of September 30, 2025 and 2024, respectively.

Joint ventures

Joint ventures

A joint venture is a joint arrangement in which the parties that share joint control have rights to the net assets of the arrangement. A separate vehicle, not the parties, will have the rights to the assets and obligations for the liabilities relating to the arrangement. More than an insignificant share of output from a joint venture is sold to third parties, which indicates the joint venture is not dependent on the parties to the arrangement for funding, nor do the parties have an obligation for the liabilities of the arrangement. Joint ventures are accounted for using the equity method as outlined below.

Under the equity method, an investment in an associate or a joint venture is recognised initially at cost and adjusted thereafter to recognise the Company’s share of the profit or loss and other comprehensive income of the associate or joint venture. When the Company’s share of losses of an associate or a joint venture exceeds the Company’s interest in that associate or joint venture, the Company discontinues recognising its share of further losses. Additional losses are recognised only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for the contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in legal proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, including property and equipment are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the years ended September 30, 2025, 2024 and 2023, no impairment of long-lived assets was recognized.

Borrowings

Borrowings

Borrowings are presented as current liabilities unless the Company have an unconditional right to defer settlement for at least 12 months after the end of the reporting date, in which case they are presented as non-current liabilities.

Borrowings are initially recorded at fair value, net of transaction costs and subsequently carried at amortised costs using the effective interest method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognised in profit or loss over the period of the borrowings using the effective interest method. Borrowings which are due to be settled within 12 months after the end of the reporting date are included in current borrowings in the statement of financial position even though the original term was for a period longer than 12 months and an agreement to refinance, or to reschedule payments, on a long-term basis is completed after the end of the reporting date and before the financial statements are authorised for issue.

Other payables

Other payables

Other payables and accrued liabilities primarily include contract liabilities, salaries payable as well as other accrual and payable.

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Company transfer the related goods or services. Contract liabilities are recognized as revenue when the Company perform under the contract (i.e., transfers control of the related goods or services to the customer).

Fair Value Measurement

Fair Value Measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments, such as cash and cash equivalent, accounts receivable, rental deposit, due from a related party, due from shareholders, account payable, due to directors, accrued expenses and other liabilities, bank loans, other loans and advance from customers, included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest. For lease liabilities, fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which interest rates used to discount the host contracts approximate market rates.

Revenue Recognition

Revenue Recognition

On October 1, 2020, the Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) using the modified retrospective method for all contracts not completed as of the date of adoption.

Under ASC 606, the core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company identify its contracts with customers and all performance obligations within those contracts. The Company then determines the transaction price and allocates the transaction price to the performance obligations within the Company’s contracts with customers, recognizing revenue when, or as, the Company satisfy, its performance obligations. The adoption of ASC 606 did not significantly change (1) the timing and pattern of revenue recognition for all of the Company’s revenue streams, and (2) the presentation of revenue as gross versus net. Therefore, the adoption of ASC 606 did not have a significant impact on the Company’s financial position, results of operations, equity or cash flows as of the adoption date and for the year ended September 30, 2025 and 2024.

The Company contract with customers to mainly provide IT related service, including system development service, web and mobile application development service and artificial intelligence powered optical character recognition development service (“AI-OCR”), normally service term within a year. The terms of pricing and payment are fixed and identified in a contract together with specific scope of service, no variable consideration is involved. A series of promises are identified in a contract. But these promises are interrelated and not distinct. Functional integration normally requested by the customers, customizing software and system to work in a specific environment will develop accordingly to requirements of the customer. The core objective of the contract is often to deliver a final "solution" rather than a series of parts. The customer cannot choose to purchase one item without significantly affecting the utility of the others, they are not separately identifiable. These promises are inputs used to complete the service. The customers cannot benefit from any standalone promise. Thus only one performance obligation with standard quality guarantee is identified in a contract. The performance obligation is satisfied at a point of time and recognized in revenue upon the completion of services to the customers, usually at the time when the result of services is tested and accepted by the customers. The Company is primarily responsible for fulfilling the promise to provide the IT related services.

From time to time, the Company enter into arrangement to provide technological support and maintenance service to its customers. The Company’s contracts have a single performance obligation as individual activities such as support and maintenance are inputs to a combined output and are primarily on a fixed-price basis which eliminates variable consideration concerns for this specific stream. The Company concluded that support and maintenance are highly interrelated and not separately identifiable because the services are integrated into a single offering that the customer cannot benefit from on a standalone basis. The Company’s efforts are expended evenly throughout the service period. The revenues for the technological support and maintenance service are recognized over the support and maintenance services period, usually one year or less. A straight-line basis is the best depiction of the transfer of control because the Company’s effort to remain available is consistent throughout the service period. The Company is primarily responsible for fulfilling the promise to provide the technological support and has full discretion in establishing the price.

The Company also contract with customers to provide hardware installation service, normally service term within a year. The terms of pricing and payment are fixed, no variable consideration is involved. The performance obligations are broadly divided into purchase of equipment and installation of Company’s software. Functional integration normally requested by the customers, customizing software will load on the equipment. The Company integrating the hardware into the customer’s operations, making the hardware and the installation inputs to a final, customized system. The customer is unable to use the hardware until it is expertly installed and integrated into their unique system, and they cannot reasonably perform it themselves. The equipment and installation are considered a single performance obligation since the customers cannot benefit from any standalone promise. The terms of pricing and payment are fixed and identified in a contract together with specific scope of service, no variable consideration is involved. The performance obligation is satisfied at a point of time and recognized in revenue upon the completion of services to the customers, usually at the time when the result of services is tested and accepted by the customers.

No significant returns, refund and other similar obligations during each reporting year.

There were no loss contracts that the revenue of which has not been recognized for the years ended September 30, 2025, 2024 and 2023, and according to the estimation, there is no indication that the revenue cannot cover the estimated expenses and costs.

Revenue from NFT artworks, NFT marketplace and develop NFT-related game

The Company create NFT artworks, NFT marketplace and develop NFT-related game for customers. The Company generate revenue from providing NFT marketplace and related development services under separate contracts to customers as a principal. The terms of pricing and payment are fixed and identified in a contract together with specific scope of service, no variable consideration is involved. Functional integration normally requested by the customers, customizing products will develop accordingly to requirements of the customer. The core objective of the contract is often to deliver a final “products” rather than a series of parts. The customer cannot choose to purchase one item without significantly affecting the utility of the others, they are not separately identifiable. A series of promises are identified in a contract, which are interrelated and not distinct. These promises are inputs used to complete the service. The customers cannot benefit from any standalone promise. Thus only one performance obligation with standard quality guarantee is identified in a contract. The performance obligation is satisfied at a point of time and recognized in revenue upon the completion of services to the customers, usually at the time when the result of services is tested and accepted by the customers. There is no difference on revenue recognition for both system development, web and mobile application development, AI-OCR services and NFT-related services. The Company is primarily responsible for fulfilling the promise to provide the related services.

See note 11 for the disaggregated revenue from contracts with customers by revenue stream.

				(Successor)	(Predecessor)
	For the year ended September 30, 2025		For the year ended September 30, 2024	From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022
	HK$	US$	HK$	HK$	HK$
System development	4,162,140	534,918	5,903,175	5,969,112	—
Hardware installation	967,210	124,305	—	—	—
NFT	—	—	2,600,000	1,585,000	—
Web and mobile application development	—	—	800,000	—	—
AI-OCR development	195,750	25,158	807,880	80,970	—
Technological support and maintenance service and other services	2,070,968	266,160	2,243,517	1,054,667	—
	7,396,068	950,541	12,354,572	8,689,749	—

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue:

				(Successor)	(Predecessor)
	For the year ended September 30, 2025		For the year ended September 30, 2024	From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022
	HK$	US$	HK$	HK$	HK$
Revenue recognized at point in time	5,325,100	684,381	10,111,055	7,635,082	—
Revenue recognized over-time	2,070,968	266,160	2,243,517	1,054,667	—
	7,396,068	950,541	12,354,572	8,689,749	—

Contract liabilities

Contract liabilities

Timing of revenue recognition may differ from the timing of invoicing to customers. In accordance with ASC340-40-25-1, an entity shall recognize as an asset for the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. Entities sometimes incur costs to obtain a contract that otherwise would not have been incurred. Entities also may incur costs to fulfill a contract before a good or service is provided to a customer. The revenue standard provides guidance on costs to obtain and fulfill a contract that should be recognized as assets. Only incremental costs should be recognized as assets which are also periodically reviewed for impairment. The Company recognized the cost incurred to fulfill a contract but revenue recognition criteria under ASC606 have not yet been met as deferred cost of revenue.

Contract liabilities are represents service fee payment received from customers in advance of completion of performance obligations under a contract. Contract liabilities relate to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance. The balance of contract liabilities is recognized as revenue upon the completion of performance obligations. Due to the generally short-term duration of the relevant contracts, the majority of the performance obligations are satisfied within one year.

Contract liabilities consisted of the following:

	As of September 30,		As of September 30,
	2025	2025	2024
	HK$	US$	HK$
Balance at of the beginning of the period	1,747,463	224,584	6,011,309
Add: progress billings	1,374,493	176,649	1,208,583
Less: revenue recognized from opening balance of contract liabilities	(1,052,583)	(135,278)	(5,472,429)
Total contract liabilities	2,069,373	265,955	1,747,463

For the year ended September 30, 2023, 2024 and 2025, the amount of revenue recognized that was included in the receipts in advance balance at the beginning of the year were HK$297,883, HK$5,472,429 and HK$1,052,583 (approximately US$135,278), respectively.

The details of contract liabilities are as follows:

	As of September 30,		As of September 30,
	2025	2025	2024
	HK$	US$	HK$
System development	1,336,880	171,816	1,549,963
AI-OCR development	316,000	40,612	197,500
Technological support and maintenance service and other services	201,168	25,854	—
Hardware installation	215,325	27,673	—
	2,069,373	265,955	1,747,463

Income taxes

Income taxes

The Company account for income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Advertising expenses

Advertising expenses

Advertising expenses, primarily marketing expenditures and content related promotion, are included in “Selling, general and administrative” and are expensed as incurred. Advertising expenses for the years ended September 30, 2023, 2024 and 2025 were HK$93,861, HK$1,266,243 and HK$7,980 (approximately US$1,026), respectively.

Other comprehensive loss

Other comprehensive loss

Other comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive loss consists of a foreign currency translation adjustment.

Significant risks and uncertainties

Significant risks and uncertainties

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Concentration and credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conduct credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluate its collection experience and long outstanding balances to determine the need for an allowance for credit loss. The Company conduct periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The Company believes that there is no significant credit risk associated with cash and cash equivalents, which were held by reputable financial institutions in the jurisdictions where the Company and its subsidiary is located. The Hong Kong Deposit Protection Board pays compensation up to a limit of approximately US$102,816 if the bank with which an individual/a company hold its eligible deposit fails. As of September 30, 2024 and 2025, cash balance of approximately HK$41,795,661 and HK$30,919,014 (approximately US$3,973,707), respectively, was maintained at financial institutions in Hong Kong and approximately HK$500,000 and HK$800,000 (approximately US$102,816), respectively, were insured by the Hong Kong Deposit Protection Board.

The Company’s operations are carried out in Hong Kong, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the Hong Kong as well as by the general state of the Hong Kong’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.

Major Suppliers

As of September 30, 2025, only one supplier accounted for 1.7% of our total cost of revenue. For the year ended September 30, 2024, two suppliers accounted for 11% and 7% of our total purchase, respectively. For the year ended September 30, 2023, two suppliers accounted for 20% and 13% of our total purchase, respectively.

Major Customers

For the year ended September 30, 2025, two customers accounted for 32% and 27% of the total revenue, respectively. As of September 30, 2025, three customers accounted for 81%, 10% and 9% of the total accounts receivable balance. For the year ended September 30, 2024, three customers accounted for 21%, 19% and 12% of the total revenue, respectively. As of September 30, 2024, two customers accounted for 43% and 30% of the total accounts receivable balance. For the year ended September 30, 2023, three customers accounted for 35%, 33% and 16% of the total revenue, respectively. As of September 30, 2023, two customers accounted for 80% and 10% of the Successor’s total accounts receivable balance.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company exposed to floating interest rate risk on cash deposit and borrowings rate, and the risks due to changes in interest rates is not material. The Company have not used any derivative financial instruments to manage the Company’s interest risk exposure.

Recent issued Accounting Pronouncements

Recent issued Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments in this ASU are intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. For interim and annual reporting periods, an entity shall disaggregate, in a tabular format disclosure in the notes to financial statements, all relevant expense captions presented on the face of the income statement in continuing operations into the purchases of inventory, employee compensation, depreciation, amortization, and depletion. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027.Early adoption is permitted. The amendments in this Update should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements We are currently evaluating the impact the adoption of ASU 2024-03 will have on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments in this ASU are intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. For interim and annual reporting periods, an entity shall disaggregate, in a tabular format disclosure in the notes to financial statements, all relevant expense captions presented on the face of the income statement in continuing operations into the purchases of inventory, employee compensation, depreciation, amortization, and depletion. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027.Early adoption is permitted. The amendments in this Update should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements We are currently evaluating the impact the adoption of ASU 2024-03 will have on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date”. The Board is issuing this Update to clarify the effective date of Accounting Standards Update No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of Update 2024-03, the Board was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in Update 2024-03 in an interim reporting period, rather than in an annual reporting period. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. However, the Board acknowledges that there was ambiguity between the intent in the basis for conclusions in Update 2024-03 and the transition guidance that was included in the Codification when Update 2024-03 was issued. The amendment in this Update amends the effective date of Update 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2025-01 is permitted. We are currently evaluating the impact the adoption of ASU 2025-01 will have on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. The Board is issuing this Update to address challenges encountered when applying the guidance in Topic 326, Financial Instruments—Credit Losses, to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, as follows:

1.	Practical expedient. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset.
2.	Accounting policy election. An entity other than a public business entity that elects the practical expedient is permitted to make an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses.

An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. We are currently evaluating the impact the adoption of ASU 2025-05 will have on its consolidated financial statements and related disclosures.

On September 18, 2025, the FASB issued Accounting Standards Update (ASU) 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. ASU 2025-06 modernizes the accounting for internal-use software (the existing internal-use software guidance does not contemplate more current methods of software development). The amendments in ASU 2025-06 are limited and focused on the key challenge that entities face in applying FASB Accounting Standards Codification (FASB ASC) 350-40—applying that guidance to software that is developed using modern, iterative approaches such as Agile, DevOps, and continuous-deployment models that do not fit neatly into the legacy “preliminary-project / application-development / post-implementation” stages described in today’s Subtopic 350-40.The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company expects the adoption on this ASU will not have a material effect on the Company's consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-09, “Accounting Changes and Error Corrections (Topic 250): Disclosure Improvements.” The amendments in this Update are intended to improve the qualitative and quantitative disclosures related to voluntary changes in accounting principles and corrections of prior-period errors. For public business entities, the ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual periods. Early adoption is permitted. The Company plans to adopt this guidance at its effective date and will provide the required disclosures upon adoption. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial position, results of operations, or cash flows.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive income and statements of cash flows.